Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity File Number	001-36345
Entity Registrant Name	Galmed Pharmaceuticals Ltd.
Entity Address, Address Line One	16 Tiomkin Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6578317
Entity Address, Country	IL
Entity Central Index Key	0001595353
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	L3
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	GLMD
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	21,325,975
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	16 Tiomkin Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6578317
Entity Address, Country	IL
Contact Personnel Name	Allen Baharaff
Contact Personnel Email Address	ab@galmedpharma.com
City Area Code	+972.3
Local Phone Number	693.8448